Stock Options - Disclosure of weighted average assumptions used for valuation of stock option grants (Details)	12 Months Ended
	Mar. 31, 2023 Year $ / shares	Mar. 31, 2022 Year $ / shares	Mar. 31, 2021 Year $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Abstract
Share price on grant date	$ 3.66	$ 16.61	$ 17.21
Exercise price	$ 3.66	$ 16.61	$ 17.21
Risk-free interest rate	3.22%	1.23%	0.47%
Expected life of options | Year	5	4.9	5
Annualized volatility	101.00%	94.00%	73.00%
Forfeiture rate	0.00%	0.00%	0.00%